Lease And Other Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012 Agreement	Oct. 01, 2011	Oct. 02, 2010
Lease And Other Commitments And Contingencies [Line Items]
New capital lease obligations	$ 45	$ 29	$ 7
Lease expirations, final year	2019
Minimum lease payments or contingent rentals	15	14
Asset retirement obligations	5	6
Rent expense from operating leases	56	59	56
Sale leaseback transaction, net proceeds	20
Sale leaseback transaction, deferred gain	$ 1
Percentage of employees covered by collective bargaining agreements	11.00%
Number of collective bargaining agreements	12
Minimum
Lease And Other Commitments And Contingencies [Line Items]
Number of employees	15,000
Scheduled For Renegotiation In Fiscal 2012
Lease And Other Commitments And Contingencies [Line Items]
Number of employees	1,200
Number of collective bargaining agreements	4